WARRANTS (Details) - Warrants [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Number of outstanding balance, Beginning		548,529	548,529
Exercised		548,529
Granted
Expired
Cancelled
Number of outstanding balance, Ending			548,529
Weighted average exercise price, Beginning		$ 1.72	$ 1.72
Exercised		1.72
Granted
Expired
Cancelled
Weighted average exercise price, Ending			$ 1.72
Weighted average remaining contractual life (in years)		1.31 years	1.31 years